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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2011

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     STT COMMUNICATIONS LTD
Address:  51 CUPPAGE ROAD #09-01
          STARHUB CENTRE
          SINGAPORE 229469

Form 13F File Number: 28-14098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PEK  SIOK  LAN
Title: COMPANY  SECRETARY
Phone: +65  6723  8668

Signature, Place, and Date of Signing:

/s/ PEK SIOK LAN            SINGAPORE                   4 MAY 2011
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[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
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     28-14097                 SINGAPORE TECHNOLOGIES TELEMEDIA PTE LTD

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